Note 24 - Financial Instruments and Related Risk Management	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
24.
FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT

The Company's financial instruments and related risk management objectives, policies, exposures and sensitivity related to financial risks are summarized below.

(a)	Fair value and categories of financial instruments

Financial instruments included in the consolidated statements of financial position are measured either at fair value or amortized cost. Estimated fair values for financial instruments are designed to approximate amounts for which the instruments could be exchanged in an arm's-length transaction between knowledgeable and willing parties.

The Company uses various valuation techniques in determining the fair value of financial assets and liabilities based on the extent to which the fair value is observable. The following fair value hierarchy is used to categorize and disclose the Company's financial assets and liabilities held at fair value for which a valuation technique is used:

Level
1:
Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
Level
2:
All inputs which have a significant effect on the fair value are observable, either directly or indirectly, for substantially the full contractual term.
Level
3:
Inputs which have a significant effect on the fair value are not
based on observable market data.

The table below summarizes the valuation methods used to determine the fair value of each financial instrument:

Financial Instruments Measured at Fair Value	Valuation Method
Trade receivables (related to concentrate sales)
Receivables that are subject to provisional pricing and final price adjustment at the end of the quotational period are estimated based on observable forward price of metal per London Metal Exchange (Level
2
)

Marketable securities	Based on quoted market prices for identical assets in an active market (Level 1 ) as at the date of statements of financial position
Silver futures derivatives
Foreign currency derivatives

Financial Instruments Measured at Amortized Cost	Valuation Method
Cash and cash equivalents	Approximated carrying value due to their short-term nature
Trade and other receivables
Trade and other payables
Debt facilities	Assumed to approximate carrying value as discount rate on
these instruments approximate the Company's credit risk.

The following table presents the Company's fair value hierarchy for financial assets and financial liabilities that are measured at fair value:

	December 31, 2020			December 31, 2019
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets
Trade receivables	$—	$—	$—	$1,182	$—	$1,182
Marketable securities (Note 13 )	36,319	30,996	5,323	6,506	6,506	—
Foreign currency derivatives (Note 13)	—	—	—	982	982	—

There were
no
transfers between levels
1,
2
and
3
during the years ended
December
31,
2020
and
2019.

(b)	Capital risk management

The Company's objectives when managing capital are to maintain financial flexibility to continue as a going concern while optimizing growth and maximizing returns of investments from shareholders.

The Company monitors its capital structure and, based on changes in operations and economic conditions, may
adjust the structure by repurchasing shares, issuing new shares, issuing new debt or retiring existing debt. The Company prepares annual budget and quarterly forecasts to facilitate the management of its capital requirements. The annual budget is approved by the Company's Board of Directors.

The capital of the Company consists of equity (comprising of issued capital, equity reserves and retained earnings or accumulated deficit), debt facilities, lease liabilities, net of cash and cash equivalents as follows:

	December 31, 2020	December 31, 2019
Equity	$850,236	$662,321
Debt facilities	152,708	155,818
Lease liabilities	20,575	21,936
Less: cash and cash equivalents	(238,578)	(169,009)
	$784,941	$671,066

The Company's investment policy is to invest its cash in highly liquid short-term investments with maturities of
90
days or less, selected with regards to the expected timing of expenditures from operations. The Company expects that its available capital resources will be sufficient to carry out its development plans and operations for at least the next
12
months.

The Company is
not
subject to any externally imposed capital requirements with the exception of complying with covenants under the debt facilities (Note
19
) and lease liabilities. As at
December
31,
2020
and
December
31,
2019,
the Company was in compliance with these covenants.

(c) Financial risk management

The Company thoroughly examines the various financial instruments and risks to which it is exposed and assesses the impact and likelihood of those risks. These risks may
include credit risk, liquidity risk, currency risk, commodity price risk, and interest rate risk. Where material, these risks are reviewed and monitored by the Board of Directors.

Credit Risk

Credit risk is the risk of financial loss if a customer or counterparty fails to meet its contractual obligations. The Company's credit risk relates primarily to chartered banks, trade receivables in the ordinary course of business, value added taxes receivable and other receivables.

As at
December 31, 2020,
value added taxes (“VAT”) receivable was
$56.9
million (
2019
-
$29.6
million), of which
$37.9
 million (
2019
-
$14.2
million) relates to Primero Empresa Minera, S.A. de C.V. ("PEM"). Servicio de Administración Tributaria (“SAT”) has
not
been responsive to VAT refund requests by PEM nor provided any legal basis for withholding these VAT receivables. The Company believes that it has full legal rights to these VAT refunds and expects the amounts to be refunded in the future. As at
December 31, 2020,
VAT receivables totaling
$15.3
million are currently being pursued in Mexican Courts. Due to the uncertain timeline associated with recovery of these amounts, the Company reclassified such amounts as non-current assets though, in the Company's opinion, such amounts are currently due and payable to the Company.

The Company sells and receives payment upon delivery of its silver doré and by-products primarily through three
international customers. All of the Company's customers have good ratings and payments of receivables are scheduled, routine and fully received within
60
days of submission; therefore, the balance of trade receivables owed to the Company in the ordinary course of business is not
significant.

The carrying amount of financial assets recorded in the consolidated financial statements represents the Company's maximum exposure to credit risk. With the exception to the above, the Company believes it is not
exposed to significant credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will
not
be able to meet its financial obligations as they arise. The Company manages liquidity risk by monitoring actual and projected cash flows and matching the maturity profile of financial assets and liabilities. Cash flow forecasting is performed regularly to ensure that there is sufficient capital in order to meet short-term business requirements, after taking into account cash flows from operations and our holdings of cash and cash equivalents.

The following table summarizes the maturities of the Company's financial liabilities as at
December
31,
2020
based on the undiscounted contractual cash flows:

	Carrying Amount	Contractual Cash Flows	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$76,002	$76,002	$76,002	$—	$—	$—
Debt facilities	152,708	174,082	13,180	160,902	—	—
Lease liabilities	20,575	16,520	4,557	6,562	4,692	709
Other liabilities	5,406	5,406	—	—	—	5,406
	$254,691	$272,010	$93,739	$167,464	$4,692	$6,115

At
December
31,
2020,
the Company had working capital of
$254.4
million (
December
31,
2019
–
$171.1
million). Total available liquidity at
December
31,
2020
was
$319.4
million, including
$65.0
 million of undrawn revolving credit facility.

The Company believes it has sufficient cash on hand, combined with cash flows from operations, to meet operating requirements as they arise for at least the next
12
months. If the Company needs additional liquidity to meet obligations, the Company may
consider drawing on its debt facility, securing additional debt financing and/or equity financing.

Currency Risk

The Company is exposed to foreign exchange risk primarily relating to financial instruments that are denominated in Canadian dollars or Mexican pesos, which would impact the Company's net earnings or loss. To manage foreign exchange risk, the Company may
occasionally enter into short-term foreign currency derivatives, such as forwards and options, to hedge its cash flows.

The sensitivity of the Company's net earnings or loss and comprehensive income or loss due to changes in the exchange rates of the Canadian dollar and the Mexican peso against the U.S. dollar is included in the table below:

	December 31, 2020
	Cash and cash equivalents	Trade and other receivables	Value added taxes receivable	Other financial assets	Trade and other payables	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian dollar	$75,958	$74	$—	$10,140	$(3,133)	$83,039	$8,304
Mexican peso	8,369	—	53,201	—	(42,763)	18,807	1,881
	$84,327	$74	$53,201	$10,140	$(45,896)	$101,846	$10,185

The Company utilizes certain derivatives to manage its foreign exchange exposures to the Mexican Peso. During the year ended
December
31,
2020,
the Company realized a foreign exchange loss of
$11.5
million (
2019
- gain of
$2.1
million) and an unrealized loss of
$0.9
million (
2019
- gain of
$1.0
million) on fair value adjustments to its foreign currency derivatives. As at
December
31,
2020,
the Company does
not
hold any foreign currency derivatives (
2019
-
$0.9
million).

Commodity Price Risk

The Company is exposed to commodity price risk on silver and gold, which have a direct and immediate impact on the value of its related financial instruments and net earnings. The Company's revenues are directly dependent on commodity prices that have shown volatility and are beyond the Company's control. The Company does not
use derivative instruments to hedge its commodity price risk to silver

The following table summarizes the Company's exposure to commodity price risk and their impact on net earnings:

		December 31, 2020
	Effect of +/- 10% change in metal prices
	Silver	Gold	Total
Metals in doré inventory	$104	$226	$330
	$104	$226	$330

Interest Rate Risk

The Company is exposed to interest rate risk on its short-term investments, debt facilities and lease liabilities. The Company monitors its exposure to interest rates and has not
entered into any derivative contracts to manage this risk. The Company's interest bearing financial assets comprise of cash and cash equivalents which bear interest at a mixture of variable and fixed rates for pre-set periods of time.

As at
December
31,
2020,
the Company's exposure to interest rate risk on interest bearing liabilities is limited to its debt facilities and lease liabilities. Based on the Company's interest rate exposure at
December
31,
2020,
a change of
25
basis points increase or decrease of market interest rate does not
have a significant impact on net earnings or loss.